CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred A Shares [Member]
Statement [Line Items]
Balance - December 31, 2022	$ 425	$ 425	$ 425	$ 413
Beginning balance, shares	4,250,579	4,250,579	4,250,579	4,126,776
Shares issued upon conversion of convertible notes payable				$ 12
Shares issued upon conversion of convertible notes payable, shares				123,803
Net loss
Ending balance, value	$ 425	$ 425	$ 425	$ 425
Ending balance, shares	4,250,579	4,250,579	4,250,579	4,250,579
Preferred B Shares [Member]
Statement [Line Items]
Balance - December 31, 2022
Beginning balance, shares	2,305
Issuance of Preferred B Shares for cash, shares	111	1,500	1,980
Financing fee paid in Preferred B shares, shares	6	35	59
Net loss
Ending balance, value
Ending balance, shares	2,422	1,535	2,305
Preferred C Share [Member]
Statement [Line Items]
Balance - December 31, 2022
Beginning balance, shares
Net loss
Ending balance, value
Ending balance, shares
Common Stocks [Member]
Statement [Line Items]
Balance - December 31, 2022	$ 167,601	$ 141,177	$ 141,177
Beginning balance, shares	1,676,014,753	1,411,799,497	1,411,799,497
Shares issued from the Company’s equity line for cash	$ 10,749
Shares issued for services		$ 600
Shares issued for services, shares		6,000,000
Shares issued upon conversion of convertible notes payable		$ 4,148
Shares issued upon conversion of convertible notes payable, shares		41,476,963
Shares issued for the Companys equity line for cash, shares	107,494,116
Ending balance, value	$ 178,350	$ 145,925	$ 167,601	$ 141,177
Ending balance, shares	1,783,508,869	1,459,276,460	1,676,014,753	1,411,799,497
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance - December 31, 2022	$ 30,179,731	$ 10,900,652	$ 10,900,652	$ 8,386,593
Issuance of Preferred B Shares for cash	111,000	1,500,000	1,964,600
Financing fee paid in Preferred B shares	6,000	42,000	68,400
Shares issued from the Company’s equity line for cash	247,848		506,743
Beneficial conversion feature of Pref B shares convertible notes		300,000	434,200
Shares issued for services		56,200	56,200
Shares issued upon conversion of convertible notes payable		414,770		1,273,991
Ending balance, value	30,544,579	13,213,622	30,179,731	10,900,652
Retained Earnings [Member]
Statement [Line Items]
Balance - December 31, 2022	(36,808,403)	(13,835,294)	(13,835,294)	(16,755,676)
Series B dividends	(65,596)		(210,486)
Net loss	(373,404)	(1,193,106)	(22,762,622)	2,920,382
Ending balance, value	(37,247,403)	(15,028,400)	(36,808,403)	(13,835,294)
Balance - December 31, 2022	(6,460,646)	(2,793,040)	(2,793,040)	(8,247,521)
Issuance of Preferred B Shares for cash	111,000	1,500,000	1,964,600
Financing fee paid in Preferred B shares	6,000	42,000	68,400
Series B dividends	(65,596)		(210,486)
Shares issued from the Company’s equity line for cash	258,597		526,269
Beneficial conversion feature of Pref B shares convertible notes		300,000	434,200
Shares issued for services		56,800	56,800
Shares issued upon conversion of convertible notes payable		418,918		1,281,523
Net loss	(373,404)	(1,193,106)	(22,762,622)	2,920,382
Ending balance, value	$ (6,524,049)	$ (1,668,428)	$ (6,460,646)	$ (2,793,040)